Segment Information - Revenues of Business Segments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014 segment	Mar. 31, 2013
Segment Reporting [Abstract]
Number of business segments	2
Segment Reporting Information [Line Items]
Gross premiums written	$ 646,142	$ 357,613
Net written premium	567,485	172,516
Change in unearned premium	(209,633)	(20,360)
Net earned premium	357,852	152,156
Ceding commission income (primarily related parties)	5,370	25,257
Service and fee income	36,706	27,262
Loss and loss adjustment expense	225,347	103,202
Acquisition costs and other underwriting expenses	74,373	30,210
General and administrative	76,199	66,809
Total underwriting expenses	375,919	200,221
Underwriting income (loss)	24,009	4,454
Net investment income	9,214	6,473
Net realized gain on investments	0	1,698
Other revenue	7	16
Equity in earnings (losses) of unconsolidated subsidiaries	1,123	(811)
Interest expense	(593)	(343)
Provision for income taxes	(7,336)	(3,771)
Comprehensive income attributable to non-controlling interest	(32)	(44)
Net income (loss) attributable NGHC	26,392	7,672
Property and Casualty
Segment Reporting Information [Line Items]
Gross premiums written	606,608	350,298
Net written premium	527,999	165,206
Change in unearned premium	(200,779)	(20,359)
Net earned premium	327,220	144,847
Ceding commission income (primarily related parties)	5,370	25,257
Service and fee income	21,673	21,050
Loss and loss adjustment expense	209,430	95,973
Acquisition costs and other underwriting expenses	55,773	25,681
General and administrative	63,521	63,825
Total underwriting expenses	328,724	185,479
Underwriting income (loss)	25,539	5,675
Net investment income	0	0
Net realized gain on investments	0	0
Other revenue	0	0
Equity in earnings (losses) of unconsolidated subsidiaries	0	0
Interest expense	0	0
Provision for income taxes	0	0
Comprehensive income attributable to non-controlling interest	0	0
Net income (loss) attributable NGHC	25,539	5,675
Accident and Health
Segment Reporting Information [Line Items]
Gross premiums written	39,534	7,315
Net written premium	39,486	7,310
Change in unearned premium	(8,854)	(1)
Net earned premium	30,632	7,309
Ceding commission income (primarily related parties)	0	0
Service and fee income	15,033	6,212
Loss and loss adjustment expense	15,917	7,229
Acquisition costs and other underwriting expenses	18,600	4,529
General and administrative	12,678	2,984
Total underwriting expenses	47,195	14,742
Underwriting income (loss)	(1,530)	(1,221)
Net investment income	0	0
Net realized gain on investments	0	0
Other revenue	0	0
Equity in earnings (losses) of unconsolidated subsidiaries	0	0
Interest expense	0	0
Provision for income taxes	0	0
Comprehensive income attributable to non-controlling interest	0	0
Net income (loss) attributable NGHC	(1,530)	(1,221)
Corporate and Other
Segment Reporting Information [Line Items]
Gross premiums written	0	0
Net written premium	0	0
Change in unearned premium	0	0
Net earned premium	0	0
Ceding commission income (primarily related parties)	0	0
Service and fee income	0	0
Loss and loss adjustment expense	0	0
Acquisition costs and other underwriting expenses	0	0
General and administrative	0	0
Total underwriting expenses	0	0
Underwriting income (loss)	0	0
Net investment income	9,214	6,473
Net realized gain on investments	0	1,698
Other revenue	7	16
Equity in earnings (losses) of unconsolidated subsidiaries	1,123	(811)
Interest expense	(593)	(343)
Provision for income taxes	(7,336)	(3,771)
Comprehensive income attributable to non-controlling interest	(32)	(44)
Net income (loss) attributable NGHC	$ 2,383	$ 3,218